Note 27 - Income taxes (Detail) - Reconciliation between the statutory Enterprise Income Tax rate and the Group’s effective tax rate for continuing operations:	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Enterprise Income Tax rate	25.00%	25.00%	25.00%
Effect of tax holiday		(1.00%)	(20.00%)
International tax rate differences	(29.00%)	(19.00%)	95.00%
Non-deductible expenses/non-taxable income	1.00%	17.00%	4.00%
Change in valuation allowance	(1.00%)	(17.00%)	2.00%
PRC tax rate differences			(33.00%)
Adjustment to prior-year tax provision	(3.00%)	(6.00%)	97.00%
Deferred tax on outside tax basis		(2.00%)
Expired carry forward tax losses		20.00%
Effective EIT rate for continuing operations	(7.00%)	17.00%	170.00%